Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Prospectus Date	rr_ProspectusDate	May 24, 2024
Document Creation Date	dei_DocumentCreationDate	May 23, 2024